Investments - Equity Securities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Debt Securities, Available-for-sale [Line Items]
Total equity securities	$ 92.5	$ 200.5
Common stock
Debt Securities, Available-for-sale [Line Items]
Total equity securities	10.5	15.0
Perpetual preferred stock
Debt Securities, Available-for-sale [Line Items]
Total equity securities	$ 82.0	$ 185.5